Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Translation Exchange Rates (Details)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
USD : AUD exchange rate	0.7030	0.7153	0.7399
Weighted Average [Member]
USD : AUD exchange rate	0.6847	0.7009	0.7753